Employee Benefit Plans - Weighted average asset allocations (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations (Percentage)	100.00%	100.00%
Target Allocations (Percentage)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations (Percentage)	15.00%	11.00%
Target Allocations (Percentage)	4.00%	4.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations (Percentage)	38.00%	30.00%
Target Allocations (Percentage)	21.00%	33.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations (Percentage)	47.00%	59.00%
Target Allocations (Percentage)	75.00%	63.00%